Fair Value (Tables)	6 Months Ended
Sep. 30, 2025
Fair Value [Abstract]
Schedule of Assets Measured at Fair Value on a Recurring Basis	Assets measured at fair value on a recurring basis as of September 30, 2025 and March 31, 2025:
	As of September 30, 2025
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, equities at fair value	$904,464	$904,464	$-	$-	$904,464
Securities owned, foreign currency forward contracts	(65,726)	-	(65,726)	-	(65,726)
US Treasury notes	986,289	986,289	-	-	986,289
Total assets at fair value	$1,825,027	$1,890,753	$(65,726)	$-	$1,825,027

	As of March 31, 2025
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, at fair value	$531,189	$531,189	$-	$-	$531,189
Foreign currency forward contracts	(50,669)	-	(50,669)	-	(50,669)
US Treasury notes	968,398	968,398	-	-	968,398
Total assets at fair value	$1,448,918	$1,499,587	$(50,669)	$-	$1,448,918